Commitments and contingencies (Details 1) - USD ($)	Mar. 31, 2022	Mar. 31, 2021
Related Party Transactions [Abstract]
2022	$ 177,684	$ 107,691
2023	120,874	229,643
2024	113,777	116,965
2025	154,809	110,098
2026 and thereafter	437,549	686,352
Total undiscounted cash flows	1,004,693	1,250,749
Less: imputed interest	156,308	(215,005)
Present value of lease liabilities	$ 848,385	$ 1,035,744